SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Interest-Earning Deposits and Certificate of Deposits with Banks (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Jun. 30, 2018	Dec. 31, 2016
Interest-Earning Deposits and Certificate of Deposits with Banks [Abstract]
Certificates of deposit with banks	$ 1,498	[1]	$ 1,498	$ 1,498
Weighted average interest rate	2.66%
Interest-earning deposits with banks	$ 3,647	[1]	$ 35,600	$ 18,086
Minimum [Member]
Interest-Earning Deposits and Certificate of Deposits with Banks [Abstract]
Interest rate of certificate of deposits	2.45%
Maximum [Member]
Interest-Earning Deposits and Certificate of Deposits with Banks [Abstract]
Maturity of deposits	10 years
Interest rate of certificate of deposits	3.00%

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.